Provisions for expected credit losses/impairment charges (Tables)	12 Months Ended
Sep. 30, 2019
Provisions for expected credit losses
Schedule of sensitivity of the provision for ECL

$m	Consolidated	Parent Entity
Reported probability-weighted ECL	3,913	3,378
100% base case ECL	2,748	2,387
100% downside ECL	7,065	6,067

Schedule of changes in provisions for impairment charges on loans

	Consolidated		Parent Entity
$m	2018	2017	2018
Individually assessed provisions
Opening balance	480	869	417
Provisions raised	371	610	341
Write-backs	(150)	(288)	(131)
Write-offs	(269)	(688)	(248)
Interest adjustment	(11)	(16)	(11)
Other adjustments	1	(7)	7
Closing balance	422	480	375
Collectively assessed provisions
Opening balance	2,639	2,733	2,180
Provisions raised	668	699	610
Write-offs	(858)	(968)	(742)
Interest adjustment	179	188	148
Other adjustments	3	(13)	42
Closing balance	2,631	2,639	2,238
Total provisions for impairment charges on loans and credit commitments	3,053	3,119	2,613
Less provisions for credit commitments (refer to Note 27)	(239)	(253)	(206)
Total provisions for impairment charges on loans	2,814	2,866	2,407

Schedule of provisions for impairment charges on loans by industry classification

The following table presents provisions for expected credit losses (for 30 September 2019) and provisions for impairment charges (for prior years) on loans and credit commitments by industry classification for the past five years:

Consolidated	2019		2018		2017		2016		2015
	$m	%	$m	%	$m	%	$m	%	$m	%
Australia
Accommodation, cafes and restaurants	75	1.9	62	2.0	67	2.1	95	2.7	86	2.6
Agriculture, forestry and fishing	93	2.4	69	2.3	59	1.9	74	2.1	115	3.4
Construction	148	3.8	93	3.0	86	2.8	86	2.4	85	2.5
Finance and insurance	55	1.4	67	2.2	53	1.7	131	3.7	124	3.7
Manufacturing	111	2.8	196	6.4	164	5.3	278	7.7	219	6.6
Mining	36	0.9	91	3.0	131	4.2	246	6.8	190	5.7
Property	216	5.5	204	6.7	240	7.7	287	8.0	314	9.4
Property services and business services	230	5.9	128	4.2	155	5.0	216	6.0	95	2.8
Services	175	4.5	137	4.5	126	4.0	116	3.2	56	1.7
Trade	242	6.2	199	6.5	183	5.9	213	5.9	209	6.3
Transport and storage	109	2.8	79	2.6	92	2.9	73	2.0	142	4.3
Utilities	17	0.4	13	0.4	15	0.5	9	0.2	27	0.8
Retail lending	1,890	48.3	1,200	39.3	1,229	39.4	1,102	30.6	1,046	31.4
Other	109	2.8	106	3.5	92	2.9	138	3.8	119	3.6
Total Australia[1]	3,506	89.6	2,644	86.6	2,692	86.3	3,064	85.1	2,827	84.8
New Zealand
Accommodation, cafes and restaurants	2	0.1	3	0.1	2	0.1	2	0.1	1	—
Agriculture, forestry and fishing	67	1.7	77	2.5	93	3.0	120	3.3	64	1.9
Construction	9	0.2	16	0.5	9	0.3	9	0.2	9	0.3
Finance and insurance	2	0.1	3	0.1	3	0.1	4	0.1	3	0.1
Manufacturing	14	0.4	26	0.9	24	0.8	53	1.5	57	1.7
Mining	—	—	1	—	1	—	15	0.4	14	0.4
Property	20	0.5	27	0.9	38	1.2	52	1.4	62	1.9
Property services and business services	5	0.1	8	0.2	11	0.3	21	0.6	22	0.6
Services	9	0.2	9	0.3	14	0.4	13	0.4	12	0.4
Trade	15	0.4	21	0.7	17	0.5	18	0.5	25	0.8
Transport and storage	3	0.1	5	0.2	5	0.2	7	0.2	7	0.2
Utilities	1	—	2	0.1	3	0.1	4	0.1	2	0.1
Retail lending	173	4.4	130	4.3	130	4.2	125	3.5	128	3.8
Other	7	0.2	1	—	—	—	2	0.1	1	—
Total New Zealand[1]	327	8.4	329	10.8	350	11.2	445	12.4	407	12.2
Total other overseas	80	2.0	80	2.6	77	2.5	93	2.5	98	3.0
Total provisions for ECL/
impairment charges on loans and
credit commitments	3,913	100.0	3,053	100.0	3,119	100.0	3,602	100.0	3,332	100.0

1.	Comparatives have been restated to include industry segmentation for collectively assessed provisions.

Schedule of net loan write-offs and recoveries, by industry classification

The following table shows details of loan write-offs by industry classifications for the past five years:

Consolidated
$m	2019	2018	2017	2016	2015
Australia
Accommodation, cafes and restaurants	(12)	(14)	(38)	(17)	(40)
Agriculture, forestry and fishing	(4)	(12)	(10)	(12)	(36)
Construction	(13)	(23)	(30)	(20)	(40)
Finance and insurance	(4)	(4)	(6)	(13)	(12)
Manufacturing	(12)	(12)	(105)	(21)	(20)
Mining	(1)	(14)	(46)	(18)	(17)
Property	(31)	(39)	(76)	(44)	(104)
Property services and business services	(24)	(44)	(203)	(43)	(70)
Services	(7)	(24)	(97)	(36)	(18)
Trade	(62)	(56)	(59)	(30)	(56)
Transport and storage	(14)	(17)	(17)	(48)	(24)
Utilities	(1)	(1)	—	(1)	(2)
Retail lending	(903)	(793)	(898)	(803)	(658)
Other	(10)	(5)	(17)	(13)	(13)
Total Australia	(1,098)	(1,058)	(1,602)	(1,119)	(1,110)
New Zealand
Accommodation, cafes and restaurants	—	—	—	—	—
Agriculture, forestry and fishing	(2)	—	—	(1)	(3)
Construction	—	(1)	(1)	(1)	—
Finance and insurance	—	—	—	—	—
Manufacturing	—	—	—	—	(1)
Mining	—	—	—	—	(28)
Property	—	(13)	(2)	(10)	(18)
Property services and business services	—	—	—	(2)	—
Services	—	(1)	—	—	(1)
Trade	(2)	(1)	(1)	(1)	(4)
Transport and storage	—	—	—	—	—
Utilities	—	—	—	—	—
Retail lending	(50)	(53)	(49)	(51)	(55)
Other	—	—	—	(1)	—
Total New Zealand	(54)	(69)	(53)	(67)	(110)
Total other overseas	(2)	—	(1)	(3)	(18)
Total write-offs	(1,154)	(1,127)	(1,656)	(1,189)	(1,238)

The following table shows details of recoveries of loans by industry classifications for the past five years:

Consolidated
$m	2019	2018	2017	2016	2015
Recoveries
Australia
Accommodation, cafes and restaurants	—	1	3	—	—
Agriculture, forestry and fishing	—	—	—	—	—
Construction	1	1	2	1	4
Finance and insurance	—	1	1	34	8
Manufacturing	1	—	2	1	3
Mining	—	1	1	—	—
Property	8	7	10	3	15
Property services and business services	1	1	3	2	2
Services	—	1	—	2	1
Trade	2	2	3	1	1
Transport and storage	1	1	1	1	—
Utilities	—	—	—	—	—
Retail lending	135	139	118	84	78
Other	5	—	5	2	1
Total Australia	154	155	149	131	113
Total New Zealand	18	24	19	6	18
Total other overseas	—	—	—	—	—
Total recoveries	172	179	168	137	131
Total write-offs	(1,154)	(1,127)	(1,656)	(1,189)	(1,238)
Net write-offs and recoveries	(982)	(948)	(1,488)	(1,052)	(1,107)

Loans and credit commitments
Provisions for expected credit losses
Reconciliation of the provision for ECL

Consolidated				Collectively	Individually
	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	2,631	422	3,053
Restatement for adoption of AASB 9	877	1,884	1,272	(2,631)	(422)	980
Restated provision for ECL as at 1 October 2018	877	1,884	1,272	—	—	4,033
Transfers to Stage 1	1,458	(1,404)	(54)	—	—	—
Transfers to Stage 2	(242)	956	(714)	—	—	—
Transfers to Stage 3	(5)	(621)	626	—	—	—
Business activity during the year	179	(19)	(330)	—	—	(170)
Net remeasurement of provision for ECL	(1,385)	874	1,647	—	—	1,136
Write-offs	—	—	(1,154)	—	—	(1,154)
Exchange rate and other adjustments	2	4	62	—	—	68
Total provision for ECL on loans and credit commitments as
at 30 September 2019	884	1,674	1,355	—	—	3,913
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	121	178	6	—	—	305
Provision for ECL on loans (refer to Note 12)	763	1,496	1,349	—	—	3,608
Total provision for ECL on loans and credit commitments as
at 30 September 2019	884	1,674	1,355	—	—	3,913
Of which:
Individually assessed provisions	—	—	412	—	—	412
Collectively assessed provisions	884	1,674	943	—	—	3,501
Total provision for ECL on loans and credit commitments as
at 30 September 2019	884	1,674	1,355	—	—	3,913

The provisions for ECL on loans can be further disaggregated into the following classes:

Consolidated				Collectively	Individually
Housing loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	385	97	482
Restatement for adoption of AASB 9	130	351	501	(385)	(97)	500
Restated provision for ECL as at 1 October 2018	130	351	501	—	—	982
Transfers to Stage 1	343	(317)	(26)	—	—	—
Transfers to Stage 2	(38)	396	(358)	—	—	—
Transfers to Stage 3	—	(145)	145	—	—	—
Business activity during the year	17	(35)	(141)	—	—	(159)
Net remeasurement of provision for ECL	(289)	104	567	—	—	382
Write-offs	—	—	(119)	—	—	(119)
Exchange rate and other adjustments	—	—	22	—	—	22
Total provision for ECL on loans and credit commitments as
at 30 September 2019	163	354	591	—	—	1,108
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	5	2	—	—	—	7
Provision for ECL on loans (refer to Note 12)	158	352	591	—	—	1,101
Total provision for ECL on loans and credit commitments as
at 30 September 2019	163	354	591	—	—	1,108

Consolidated				Collectively	Individually
Personal loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	761	3	764
Restatement for adoption of AASB 9	263	589	240	(761)	(3)	328
Restated provision for ECL as at 1 October 2018	263	589	240	—	—	1,092
Transfers to Stage 1	849	(839)	(10)	—	—	—
Transfers to Stage 2	(148)	368	(220)	—	—	—
Transfers to Stage 3	(2)	(350)	352	—	—	—
Business activity during the year	62	(18)	(160)	—	—	(116)
Net remeasurement of provision for ECL	(757)	708	838	—	—	789
Write-offs	—	—	(822)	—	—	(822)
Exchange rate and other adjustments	1	1	30	—	—	32
Total provision for ECL on loans and credit commitments as
at 30 September 2019	268	459	248	—	—	975
Presented as:
Provision for ECL on cedit commitments (refer to Note 27)	36	35	—	—	—	71
Provision for ECL on loans (refer to Note 12)	232	424	248	—	—	904
Total provision for ECL on loans and credit commitments as
at 30 September 2019	268	459	248	—	—	975

Consolidated				Collectively	Individually
Business loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	1,485	322	1,807
Restatement for adoption of AASB 9	484	944	531	(1,485)	(322)	152
Restated provision for ECL as at 1 October 2018	484	944	531	—	—	1,959
Transfers to Stage 1	266	(248)	(18)	—	—	—
Transfers to Stage 2	(56)	192	(136)	—	—	—
Transfers to Stage 3	(3)	(126)	129	—	—	—
Business activity during the year	100	34	(29)	—	—	105
Net remeasurement of provision for ECL	(339)	62	242	—	—	(35)
Write-offs	—	—	(213)	—	—	(213)
Exchange rate and other adjustments	1	3	10	—	—	14
Total provision for ECL on loans and credit commitments as
at 30 September 2019	453	861	516	—	—	1,830
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	80	141	6	—	—	227
Provision for ECL on loans (refer to Note 12)	373	720	510	—	—	1,603
Total provision for ECL on loans and credit commitments as
at 30 September 2019	453	861	516	—	—	1,830

The following table reconciles the 30 September 2019 provision for ECL on loans and commitments for the Parent Entity based on the requirements of AASB 9.

Parent Entity				Collectively	Individually
	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	2,238	375	2,613
Restatement for adoption of AASB 9	741	1,605	1,113	(2,238)	(375)	846
Restated provision for ECL as at 1 October 2018	741	1,605	1,113	—	—	3,459
Transfers to Stage 1	1,191	(1,153)	(38)	—	—	—
Transfers to Stage 2	(220)	860	(640)	—	—	—
Transfers to Stage 3	(3)	(554)	557	—	—	—
Business activity during the year	168	7	(358)	—	—	(183)
Net remeasurement of provision for ECL	(1,130)	654	1,552	—	—	1,076
Write-offs	—	—	(1,023)	—	—	(1,023)
Exchange rate and other adjustments	—	1	48	—	—	49
Total provision for ECL on loans and credit commitments as
at 30 September 2019	747	1,420	1,211	—	—	3,378
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	107	163	5	—	—	275
Provision for ECL on loans (refer to Note 12)	640	1,257	1,206	—	—	3,103
Total provision for ECL on loans and credit commitments as
at 30 September 2019	747	1,420	1,211	—	—	3,378
Of which:
Individually assessed provisions	—	—	364	—	—	364
Collectively assessed provisions	747	1,420	847	—	—	3,014
Total provision for ECL on loans and credit commitments as
at 30 September 2019	747	1,420	1,211	—	—	3,378

Parent Entity				Collectively	Individually
Housing loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	516	82	598
Restatement for adoption of AASB 9	105	334	402	(516)	(82)	243
Restated provision for ECL as at 1 October 2018	105	334	402	—	—	841
Transfers to Stage 1	322	(302)	(20)	—	—	—
Transfers to Stage 2	(36)	386	(350)	—	—	—
Transfers to Stage 3	—	(141)	141	—	—	—
Business activity during the year	15	(33)	(127)	—	—	(145)
Net remeasurement of provision for ECL	(265)	91	606	—	—	432
Write-offs	—	—	(115)	—	—	(115)
Exchange rate and other adjustments	—	—	20	—	—	20
Total provision for ECL on loans and credit commitments as
at 30 September 2019	141	335	557	—	—	1,033
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	4	1	—	—	—	5
Provision for ECL on loans (refer to Note 12)	137	334	557	—	—	1,028
Total provision for ECL on loans and credit commitments as
at 30 September 2019	141	335	557	—	—	1,033

The provisions for ECL on loans can be further disaggregated into the following classes:

Parent Entity				Collectively	Individually
Personal loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	524	3	527
Restatement for adoption of AASB 9	215	540	200	(524)	(3)	428
Restated provision for ECL as at 1 October 2018	215	540	200	—	—	955
Transfers to Stage 1	635	(633)	(2)	—	—	—
Transfers to Stage 2	(138)	319	(181)	—	—	—
Transfers to Stage 3	(1)	(311)	312	—	—	—
Business activity during the year	62	(11)	(158)	—	—	(107)
Net remeasurement of provision for ECL	(544)	497	753	—	—	706
Write-offs	—	—	(733)	—	—	(733)
Exchange rate and other adjustments	—	—	22	—	—	22
Total provision for ECL on loans and credit commitments as
at 30 September 2019	229	401	213	—	—	843
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	29	32	—	—	—	61
Provision for ECL on loans (refer to Note 12)	200	369	213	—	—	782
Total provision for ECL on loans and credit commitments as
at 30 September 2019	229	401	213	—	—	843

Parent Entity				Collectively	Individually
Business loans	Performing		Non-performing	assessed	assessed
$m	Stage 1	Stage 2	Stage 3	provisions	provisions	Total
Provision for impairment charges as at 30 September 2018	—	—	—	1,198	290	1,488
Restatement for adoption of AASB 9	421	731	511	(1,198)	(290)	175
Restated provision for ECL as at 1 October 2018	421	731	511	—	—	1,663
Transfers to Stage 1	234	(218)	(16)	—	—	—
Transfers to Stage 2	(46)	155	(109)	—	—	—
Transfers to Stage 3	(2)	(102)	104	—	—	—
Business activity during the year	91	51	(73)	—	—	69
Net remeasurement of provision for ECL	(321)	66	193	—	—	(62)
Write-offs	—	—	(175)	—	—	(175)
Exchange rate and other adjustments	—	1	6	—	—	7
Total provision for ECL on loans and credit commitments as
at 30 September 2019	377	684	441	—	—	1,502
Presented as:
Provision for ECL on credit commitments (refer to Note 27)	74	130	5	—	—	209
Provision for ECL on loans (refer to Note 12)	303	554	436	—	—	1,293
Total provision for ECL on loans and credit commitments as
at 30 September 2019	377	684	441	—	—	1,502

Debt securities
Provisions for expected credit losses
Reconciliation of the provision for ECL

Investment Securities – debt securities

The following table reconciles the 30 September 2019 provision for ECL on debt securities based on the requirements of AASB 9.

			Total
		Debt	Investment
	Debt	securities at	securities -
	securities at	amortised	debt
$m	FVOCI[1]	cost	securities
Consolidated
Provision for impairment charges as at 30 September 2018	—	—	—
Restatement for adoption of AASB 9	2	9	11
Restated provision for ECL as at 1 October 2018	2	9	11
Stage 1 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2019	2	9	11
Parent Entity
Provision for impairment charges as at 30 September 2018	—	—	—
Restatement for adoption of AASB 9	2	—	2
Restated provision for ECL as at 1 October 2018	2	—	2
Stage 1 - change in the provision during the year	—	—	—
Total provision for ECL on investment securities - debt securities as at 30 September 2019	2	—	2

1.

Impairment on debt securities at FVOCI is recognised in the income statement with a corresponding amount in other comprehensive income (refer to Note 28). There is no reduction of the carrying value of the debt securities which remain at fair value (refer to Note 11).